UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                              ----------------------------------

         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------


Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Rodd Macklin                 Washington, D.C.          April 24, 2006
--------------------------     -----------------------    --------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       10
                                            ---------------------------

Form 13F Information Table Value Total:           $  236,602,888
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

<CAPTION
                                                    FORM 13F INFORMATION TABLE

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                                                                                                                    COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                                 SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER             CLASS          CUSIP        VALUE       PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------

Acorda
 Therapeutics,       Common      00484M106   $  1,965,633    376,558   SH             DEFINED               376,558

Allos Therapeutics,
 Inc.                Common      019777101   $  1,098,279    312,900   SH             DEFINED               312,900

Beacon Power Corp.   Common       73677106   $  5,765,476  3,452,381   SH             DEFINED             3,452,381

Cardiac Science
 Corp.               Common      14141A108   $ 25,964,944  2,843,915   SH             DEFINED             2,843,915


                                                    FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                                 SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP        VALUE       PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

Adams Respiratory
 Therapeutics       Common      00635P107    $134,140,949  3,372,918   SH             OTHER                          3,372,918

Allos Therapeutics  Common      019777101    $  6,062,823  1,727,300   SH             OTHER                          1,727,300

Auxilium
 Pharmaceuticals    Common      05334D107    $ 30,747,806  3,877,403   SH             OTHER                          3,877,403

Barrier
 Therapeutics,
 Inc.               Common      06850R108    $ 22,503,425  2,324,734   SH             OTHER                         2,324,7345

Bioenvision, Inc.   Common      0905N100     $  2,674,064    375,044   SH             OTHER                            375,044

Valentis, Inc.      Common      91913E302    $  5,679,489  2,167,744   SH             OTHER                          2,167,744